AAM Low Duration Preferred and Income Securities ETF
Schedule of Investments
July 31, 2025 (Unaudited)

CORPORATE BONDS - 75.1%	Par	Value
Communication Services - 3.6%
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (a)	1,685,000	$1,623,919
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	2,590,000	2,551,144
Rogers Communications, Inc., 7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	2,850,000	2,913,758
TELUS Corporation, 0.00% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	1,775,000	1,797,478
Vodafone Group PLC
7.00% (5 yr. Swap Rate USD + 4.87%), 04/04/2079	5,180,000	5,413,064
3.25% to 09/04/2026 then 5 yr. CMT Rate + 2.45%, 06/04/2081	1,295,000	1,259,593
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	2,590,000	2,385,185
		17,944,141

Communications - 0.5%
Bell Telephone Company of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	2,595,000	2,640,187

Consumer Discretionary - 1.3%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	1,295,000	1,303,537
General Motors Financial Company, Inc.
5.75% to 09/30/2027 then 3 mo. LIBOR US + 3.60%, Perpetual (a)	2,590,000	2,529,236
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (a)	1,295,000	1,270,785
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual	1,290,000	1,258,501
		6,362,059

Energy - 9.0%
BP Capital Markets PLC
4.38% to 09/22/2025 then 5 yr. CMT Rate + 4.04%, Perpetual	3,110,000	3,105,459
4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	6,475,000	6,369,501
Enbridge, Inc.
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.12%, 03/15/2055	1,295,000	1,348,186
6.00% to 01/15/2027 then 3 mo. Term SOFR + 4.15%, 01/15/2077	1,940,000	1,937,795
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	2,590,000	2,564,264
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	2,200,000	2,207,377
5.75% to 07/15/2030 then 5 yr. CMT Rate + 5.31%, 07/15/2080	2,590,000	2,564,097
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	1,295,000	1,333,626
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	2,330,000	2,334,446
6.63% to 02/15/2028 then 3 mo. LIBOR US + 4.16%, Perpetual (a)	1,425,000	1,417,589
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (b)	1,035,000	1,061,304
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	2,590,000	2,561,217
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,810,000	1,787,026
Plains All American Pipeline LP, 8.70% (3 mo. Term SOFR + 4.37%), Perpetual	2,070,000	2,071,170
TransCanada PipeLines Ltd., 7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065	1,945,000	1,961,322
Transcanada Trust
5.88% to 08/15/2026 then 3 mo. LIBOR US + 4.64%, 08/15/2076 (a)	3,110,000	3,103,529
5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077 (a)	3,885,000	3,854,623
5.50% to 09/15/2029 then SOFR + 4.42%, 09/15/2079	2,850,000	2,796,164
		44,378,695

Financials - 44.4%(c)
Aegon, Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR US + 3.54%, 04/11/2048 (a)	2,070,000	2,073,103
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055	1,940,000	2,029,629
6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,295,000	1,310,817
Ally Financial, Inc.
4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual (b)	3,495,000	3,392,695
4.70% to 05/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual	2,585,000	2,358,024
American Express Company, 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	4,145,000	4,051,250
American International Group, Inc., 5.75% (3 mo. LIBOR US + 2.87%), 04/01/2048 (a)	820,000	825,792
Aon Corporation, 8.21%, 01/01/2027	1,300,000	1,360,015
Assurant, Inc., 7.00% to 03/27/2028 then 3 mo. LIBOR US + 4.14%, 03/27/2048 (a)	1,035,000	1,057,167
BAC Capital Trust XIV, 4.98% (3 mo. Term SOFR + 0.66%), Perpetual	815,000	670,408
Bank of America Corporation
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	1,315,000	1,320,150
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	2,195,000	2,142,299
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	2,630,000	2,652,823
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	2,990,000	3,001,921
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	3,970,000	4,065,490
6.25% to 07/26/2030 then 5 yr. CMT Rate + 2.35%, Perpetual	3,350,000	3,338,476
Bank of New York Mellon Corporation
4.70% to 09/20/2025 then 5 yr. CMT Rate + 4.36%, Perpetual	2,590,000	2,588,129
3.70% to 03/20/2026 then 5 yr. CMT Rate + 3.35%, Perpetual	1,510,000	1,490,410
4.63% to 09/20/2026 then 3 mo. Term SOFR + 3.39%, Perpetual	2,590,000	2,554,103
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	3,365,000	3,248,433
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual (b)	1,295,000	1,327,327
Capital One Financial Corporation
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual (b)	2,590,000	2,526,921
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual	1,475,000	1,458,571
Charles Schwab Corporation
4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	5,325,000	5,249,156
5.00% to 06/01/2027 then 5 yr. CMT Rate + 3.26%, Perpetual	1,940,000	1,926,268
5.00% to 12/01/2027 then 3 mo. LIBOR US + 2.58%, Perpetual (a)	1,265,000	1,240,738
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	5,765,000	5,267,535
Citigroup, Inc.
4.00% to 12/10/2025 then 5 yr. CMT Rate + 3.60%, Perpetual	1,905,000	1,892,282
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	2,925,000	2,890,613
6.25% to 08/15/2026 then 3 mo. Term SOFR + 4.78%, Perpetual	1,905,000	1,915,710
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	1,270,000	1,238,726
7.38% to 05/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,585,000	1,646,595
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,905,000	1,987,281
7.20% to 05/15/2029 then 5 yr. CMT Rate + 2.91%, Perpetual	840,000	864,092
7.13% to 08/15/2029 then 5 yr. CMT Rate + 2.69%, Perpetual	2,220,000	2,270,523
6.75% to 02/15/2030 then 5 yr. CMT Rate + 2.57%, Perpetual (b)	1,900,000	1,908,031
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	2,540,000	2,560,579
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	3,500,000	3,529,750
Citizens Financial Group, Inc.
5.65% to 10/06/2025 then 5 yr. CMT Rate + 5.31%, Perpetual	1,035,000	1,032,390
7.55% (3 mo. Term SOFR + 3.26%), Perpetual	775,000	775,117
7.70% (3 mo. Term SOFR + 3.42%), Perpetual	775,000	775,098
4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	775,000	753,291
CoBank ACB
4.25% to 01/01/2027 then 5 yr. CMT Rate + 3.05%, Perpetual	1,100,000	1,063,506
6.45% to 10/01/2027 then 5 yr. CMT Rate + 3.49%, Perpetual	1,035,000	1,041,560
7.25% to 07/01/2029 then 5 yr. CMT Rate + 2.88%, Perpetual	775,000	796,788
7.13% to 01/01/2030 then 5 yr. CMT Rate + 2.82%, Perpetual	775,000	800,077
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	2,590,000	2,660,114
Enstar Finance LLC, 5.50% (5 yr. CMT Rate + 4.01%), 01/15/2042	1,295,000	1,273,011
Fifth Third Bancorp
7.59% (3 mo. Term SOFR + 3.29%), Perpetual	1,550,000	1,547,849
4.50% to 09/30/2025 then 5 yr. CMT Rate + 4.22%, Perpetual	905,000	901,757
First Citizens BancShares, Inc., 8.55% (3 mo. Term SOFR + 4.23%), Perpetual	840,000	871,249
Goldman Sachs Group, Inc.
7.19% to 02/10/2030 then 5 yr. CMT Rate + 2.85%, Perpetual	905,000	906,681
7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	1,045,000	1,048,971
7.56% to 02/10/2030 then 5 yr. CMT Rate + 3.22%, Perpetual	1,275,000	1,282,950
3.80% to 05/10/2026 then 5 yr. CMT Rate + 2.97%, Perpetual	1,435,000	1,407,006
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	1,595,000	1,560,543
4.13% to 11/10/2026 then 5 yr. CMT Rate + 2.95%, Perpetual	1,595,000	1,561,172
5.30% to 11/10/2026 then 3 mo. Term SOFR + 4.10%, Perpetual	1,380,000	1,376,123
7.50% to 05/10/2029 then 5 yr. CMT Rate + 2.81%, Perpetual	4,875,000	5,093,546
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	4,075,000	4,161,633
Huntington Bancshares, Inc.
4.45% to 10/15/2027 then H157 yr. CMT Rate + 4.05%, Perpetual	1,290,000	1,267,166
5.63% to 07/15/2030 then 10 yr. CMT Rate + 4.95%, Perpetual	1,295,000	1,326,557
JPMorgan Chase & Company
7.04% (3 mo. Term SOFR + 2.75%), Perpetual (b)	2,420,000	2,430,774
7.14% (3 mo. Term SOFR + 2.84%), Perpetual	2,030,000	2,056,008
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	3,240,000	3,186,201
6.88% to 06/01/2029 then 5 yr. CMT Rate + 2.74%, Perpetual	4,100,000	4,285,209
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	4,935,000	5,058,790
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,355,000	1,334,220
M&T Bank Corporation
7.30% to 08/01/2029 then 5 yr. CMT Rate + 3.17%, Perpetual	1,035,000	1,041,767
3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	1,295,000	1,244,579
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,295,000	1,280,686
Mellon Capital IV, 5.15% (3 mo. Term SOFR + 0.83%), Perpetual	1,290,000	1,101,956
MetLife, Inc.
3.85% to 09/15/2025 then 5 yr. CMT Rate + 3.58%, Perpetual	2,590,000	2,580,912
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.22%, Perpetual	1,295,000	1,316,996
Morgan Stanley
7.74% (3 mo. Term SOFR + 3.42%), Perpetual	775,000	784,967
5.88%, Perpetual (b)(d)	1,035,000	1,033,437
National Rural Utilities Cooperative Finance Corporation
5.25% to 04/20/2026 then 3 mo. LIBOR US + 3.63%, 04/20/2046 (a)	905,000	900,516
7.13% to 09/15/2028 then 5 yr. CMT Rate + 3.53%, 09/15/2053	1,035,000	1,082,797
Northern Trust Corporation, 4.60% to 10/01/2026 then 3 mo. Term SOFR + 3.46%, Perpetual	1,290,000	1,276,899
PartnerRe Finance B LLC, 4.50% to 10/01/2030 then 5 yr. CMT Rate + 3.82%, 10/01/2050	1,295,000	1,203,528
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	3,890,000	3,748,293
5.00% to 11/01/2026 then 3 mo. Term SOFR + 3.56%, Perpetual	1,355,000	1,347,736
6.00% to 05/15/2027 then 5 yr. CMT Rate + 3.00%, Perpetual	2,590,000	2,594,969
6.20% to 09/15/2027 then 5 yr. CMT Rate + 3.24%, Perpetual	3,235,000	3,269,964
6.25% to 03/15/2030 then H157 yr. CMT Rate + 2.81%, Perpetual	3,885,000	3,929,235
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047 (a)	1,940,000	1,909,348
5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048 (a)	2,590,000	2,621,108
3.70% to 10/01/2030 then 5 yr. CMT Rate + 3.04%, 10/01/2050	2,070,000	1,889,791
State Street Corporation
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	3,890,000	4,010,574
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,200,000	2,281,323
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	1,940,000	1,971,201
Truist Financial Corporation
4.95% to 12/01/2025 then 5 yr. CMT Rate + 4.61%, Perpetual	2,590,000	2,584,902
6.67% to 09/01/2029 then 5 yr. CMT Rate + 3.00%, Perpetual	4,405,000	4,402,138
5.13% to 12/15/2027 then 3 mo. Term SOFR + 3.05%, Perpetual	1,290,000	1,267,824
5.10% to 09/01/2030 then 10 yr. CMT Rate + 4.35%, Perpetual	2,590,000	2,549,290
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual	3,890,000	3,739,659
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	2,590,000	2,579,639
USB Capital IX, 5.60% (3 mo. Term SOFR + 1.28%), Perpetual	1,750,000	1,450,312
Voya Financial, Inc., 4.70% (3 mo. LIBOR US + 2.08%), 01/23/2048 (a)	880,000	841,054
Wells Fargo & Company
3.90% to 03/15/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	9,095,000	9,010,145
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	5,185,000	5,370,732
		219,085,466

Health Care - 1.5%
CVS Health Corporation, 7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	5,835,000	6,003,281
DENTSPLY SIRONA, Inc., 0.00% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	1,375,000	1,386,278
		7,389,559

Industrials - 0.5%
Air Lease Corporation
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	775,000	765,559
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	775,000	758,742
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	775,000	761,307
		2,285,608

Materials - 0.4%
FMC Corporation, 8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055 (b)	1,945,000	2,010,803

Utilities - 13.9%
AES Corporation
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,460,000	2,484,708
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	1,295,000	1,247,761
Algonquin Power & Utilities Corporation, 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082	1,940,000	1,883,236
American Electric Power Company, Inc.
7.05% to 12/15/2029 then 5 yr. CMT Rate + 2.75%, 12/15/2054	1,035,000	1,080,276
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,940,000	1,870,748
Brookfield Infrastructure Finance ULC, 6.75% to 03/15/2030 then 5 yr. CMT Rate + 2.45%, 03/15/2055	775,000	780,847
CenterPoint Energy, Inc.
7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	1,035,000	1,079,950
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	1,290,000	1,306,761
CMS Energy Corporation
4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,295,000	1,246,543
3.75% to 12/01/2030 then 5 yr. CMT Rate + 2.90%, 12/01/2050	1,035,000	930,420
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	1,940,000	1,896,569
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055	2,590,000	2,710,283
Duke Energy Corporation, 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,295,000	1,242,234
Edison International
5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual (b)	3,005,000	2,857,400
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	1,305,000	1,147,789
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,290,000	1,264,942
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	1,160,000	1,111,864
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (a)	3,110,000	3,132,501
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	3,110,000	3,219,715
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	1,295,000	1,353,051
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,295,000	1,307,751
Nevada Power Company, 6.25% to 05/15/2030 then 5 yr. CMT Rate + 1.94%, 05/15/2055	775,000	772,056
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	2,590,000	2,671,344
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	3,890,000	3,991,026
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077 (a)	1,420,000	1,365,548
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (a)	1,290,000	1,283,561
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	1,555,000	1,494,986
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,290,000	1,336,735
PacifiCorp, 7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	2,205,000	2,257,389
PG&E Corporation, 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	3,890,000	3,753,782
Sempra
4.88% to 10/15/2025 then 5 yr. CMT Rate + 4.55%, Perpetual	2,330,000	2,319,005
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	2,590,000	2,501,088
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	2,850,000	2,876,730
6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	1,035,000	1,016,204
Southern Company
4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	3,235,000	3,217,376
3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	2,590,000	2,548,394
		68,560,573
TOTAL CORPORATE BONDS (Cost $372,129,656)		370,657,091

PREFERRED STOCKS - 23.4%	Shares	Value
Communication Services - 0.3%
United States Cellular Corporation, 6.25%, 09/01/2069	50,000	1,277,500

Consumer Discretionary - 0.3%
Brunswick Corporation, 6.50%, 10/15/2048	17,500	433,825
Dillard's Capital Trust I, 7.50%, 08/01/2038	20,684	537,784
FAT Brands, Inc., Series B, 8.25%, Perpetual	21,739	65,434
Fossil Group, Inc., 7.00%, 11/30/2026	15,514	281,579
		1,318,622

Consumer Staples - 0.8%
CHS, Inc.	–	$–
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	43,437	1,111,119
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	50,935	1,250,454
Series 4, 7.50%, Perpetual	53,521	1,384,053
		3,745,626

Energy - 0.4%
GasLog Partners LP, Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR US + 6.31%, Perpetual (a)	13,146	338,641
NGL Energy Partners LP, Series B, 11.78% (3 mo. Term SOFR + 7.47%), Perpetual	32,536	723,926
Seapeak LLC	–	$–
9.00%, Perpetual	12,752	325,431
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual (a)	17,055	431,833
		1,819,831

Financials - 20.1%
ACRES Commercial Realty Corporation, Series C, 10.23% (3 mo. Term SOFR + 5.93%), Perpetual	12,411	308,662
AGNC Investment Corporation	–	$–
Series C, 9.67% (3 mo. Term SOFR + 5.37%), Perpetual	33,612	869,879
Series D, 8.91% (3 mo. Term SOFR + 4.59%), Perpetual	24,305	609,326
Series E, 9.57% (3 mo. Term SOFR + 5.25%), Perpetual	41,628	1,069,423
Series F, 9.28% (3 mo. Term SOFR + 4.96%), Perpetual	59,468	1,515,245
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	15,514	387,850
Allstate Corporation, 7.73% (3 mo. Term SOFR + 3.43%), 01/15/2053	51,710	1,340,323
American National Group, Inc., Series B, 6.63% to 09/01/2025 then 5 yr. CMT Rate + 6.30%, Perpetual	31,026	784,958
Annaly Capital Management, Inc.	–	$–
Series F, 9.56% (3 mo. Term SOFR + 5.25%), Perpetual	74,462	1,933,034
Series G, 8.73% (3 mo. Term SOFR + 4.43%), Perpetual	43,954	1,122,146
Series I, 9.55% (3 mo. Term SOFR + 5.25%), Perpetual	45,763	1,184,804
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	29,331	630,616
Argo Group International Holdings, Inc., 7.00% to 09/15/2025 then 5 yr. CMT Rate + 6.71%, Perpetual	15,514	392,039
Associated Banc-Corporation, 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	31,026	768,514
Athene Holding Ltd.	–	$–
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	59,468	1,497,404
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (a)	89,201	2,220,213
Series E, 7.75% to 0 then 5 yr. CMT Rate + 3.96%, Perpetual	51,710	1,357,905
Atlantic Union Bankshares Corporation, Series A, 6.88%, Perpetual	16,000	402,080
Atlanticus Holdings Corporation	–	$–
6.13%, 11/30/2026	15,327	373,212
Series *, 9.25%, 01/31/2029	17,116	431,494
B Riley Financial, Inc.	–	$–
5.25%, 08/31/2028 (b)	41,420	482,129
5.00%, 12/31/2026	21,305	391,799
6.50%, 09/30/2026	18,667	366,620
6.00%, 01/31/2028	22,909	286,133
5.50%, 03/31/2026	10,509	241,076
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	53,087	1,324,521
Bank of America Corporation	–	$–
Series 02, 5.24% (3 mo. Term SOFR + 0.91%), Perpetual	14,758	302,834
Series 4, 5.34% (3 mo. Term SOFR + 1.01%), Perpetual	9,897	211,796
Series 5, 5.08% (3 mo. Term SOFR + 0.76%), Perpetual	20,426	424,861
Series E, 4.94% (3 mo. Term SOFR + 0.61%), Perpetual (b)	15,346	325,949
Series GG, 6.00%, Perpetual (b)	71,007	1,790,797
Series HH, 5.88%, Perpetual	44,500	1,091,585
Series K*, 6.45% (3 mo. LIBOR US + 1.33%), 12/15/2066 (a)	55,226	1,393,904
Bank of New York Mellon Corporation, Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	51,710	1,335,152
Charles Schwab Corporation, Series D, 5.95%, Perpetual	77,565	1,938,349
Chimera Investment Corporation	–	$–
Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	33,612	840,300
Series C, 7.75% to 9/30/2025 then 3 mo. LIBOR US + 4.74%, Perpetual (a)	26,891	615,804
Series D, 9.90% (3 mo. Term SOFR + 5.60%), Perpetual	20,684	510,481
CION Investment Corporation, 7.50%, 12/30/2029	15,514	385,523
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual (a)	19,455	353,108
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	11,860	282,742
Crescent Capital BDC, Inc., 5.00%, 05/25/2026 (e)	11,543	287,074
Dynex Capital, Inc., Series C, 10.04% (3 mo. Term SOFR + 5.72%), Perpetual	10,709	278,113
Ellington Financial, Inc.	–	$–
10.05% (3 mo. LIBOR US + 5.20%), Perpetual (a)	11,894	299,610
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	12,463	289,017
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	10,342	259,481
Fifth Third Bancorp, Series I, 8.27% to 09/30/2025 then 3 mo. Term SOFR + 3.97%, Perpetual	46,540	1,189,562
First Horizon Corporation, Series E, 6.50%, Perpetual	14,000	346,080
Flagstar Financial, Inc., Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual (a)(b)	53,261	1,111,557
Gladstone Investment Corporation	–	$–
7.88%, 02/01/2030	13,084	331,025
5.00%, 05/01/2026	13,227	329,881
4.88%, 11/01/2028	13,921	324,498
Goldman Sachs Group, Inc.	–	$–
Series A, 5.31% (3 mo. Term SOFR + 1.01%), Perpetual	63,667	1,385,394
Series C, 5.31% (3 mo. Term SOFR + 1.01%), Perpetual	15,684	336,265
Series D, 5.23% (3 mo. Term SOFR + 0.93%), Perpetual	115,619	2,427,999
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	21,274	418,460
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	35,681	897,734
Huntington Bancshares, Inc., Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	33,612	861,139
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual (a)	18,161	440,586
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	56,882	1,489,171
JPMorgan Chase & Company	–	$–
Series DD, 5.75%, Perpetual	111,000	2,781,660
Series EE, 6.00%, Perpetual	120,724	3,078,462
Kemper Corporation, 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	15,514	370,474
KeyCorp	–	$–
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual	62,052	1,546,336
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	51,710	1,290,682
M&T Bank Corporation, Series H, 5.63% to 12/15/2026 then TSOFRR3M + 4.28%, Perpetual	25,856	648,727
Merchants Bancorp, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	14,737	369,309
MetLife, Inc., Series A, 5.58% (3 mo. Term SOFR + 1.26%), Perpetual	62,052	1,484,284
MFA Financial, Inc.	–	$–
8.88%, 02/15/2029	11,894	300,680
Series C, 9.90% (3 mo. Term SOFR + 5.61%), Perpetual	28,440	697,633
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	11,894	288,905
Morgan Stanley	–	$–
Series A, 5.28% (3 mo. Term SOFR + 0.96%), Perpetual	113,763	2,480,033
Series E, 7.13% (3 mo. LIBOR US + 432.00%), Perpetual (a)	89,201	2,268,381
Series F, 6.88% (3 mo. LIBOR US + 394.00%), Perpetual (a)	87,907	2,219,652
Series I, 6.38% (3 mo. LIBOR US + 370.80%), Perpetual (a)	103,421	2,578,286
Series K, 5.85% (3 mo. LIBOR US + 349.10%), Perpetual (a)(b)	103,421	2,463,488
New Mountain Finance Corporation, 8.25%, 11/15/2028	11,894	306,389
New York Mortgage Trust, Inc.	–	$–
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual (a)	15,834	344,073
Series E, 11.28% (3 mo. LIBOR US + 6.43%), Perpetual (a)	17,438	431,765
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	14,852	323,774
NewtekOne, Inc., 5.50%, 02/01/2026	11,894	293,782
Old National Bancorp	–	$–
Series A, 7.00%, Perpetual	11,169	282,129
Series C, 7.00%, Perpetual	12,669	319,766
PennyMac Mortgage Investment Trust	–	$–
9.00%, 02/15/2030	17,841	454,767
9.00%, 06/15/2030	10,836	274,368
Pinnacle Financial Partners, Inc., Series B, 6.75%, Perpetual	22,000	559,900
Ready Capital Corporation	–	$–
5.75%, 02/15/2026	13,641	336,523
9.00%, 12/15/2029	13,446	312,351
Regions Financial Corporation	–	$–
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	51,710	1,319,639
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual (b)	51,710	1,286,028
Reinsurance Group of America, Inc.	–	$–
5.75% to 6/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056 (a)	41,368	1,026,754
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	72,395	1,876,478
Rithm Capital Corporation	–	$–
Series A, 10.36% (3 mo. Term SOFR + 6.06%), Perpetual	10,891	280,443
Series B, 10.20% (3 mo. Term SOFR + 5.90%), Perpetual	29,113	749,660
Series C, 9.56% (3 mo. Term SOFR + 5.23%), Perpetual	41,121	1,039,950
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	48,091	1,177,268
Saratoga Investment Corporation, Series 2027, 6.00%, 04/30/2027	10,911	272,339
SiriusPoint Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	20,684	524,546
State Street Corporation, Series G, 5.35%, Perpetual (a)	51,710	1,165,543
Synchrony Financial, Series B, 8.25% to 05/15/2029 then 5 yr. CMT Rate + 4.04%, Perpetual	51,710	1,341,357
Synovus Financial Corporation	–	$–
Series D, 7.91% (3 mo. Term SOFR + 3.61%), Perpetual	20,684	530,545
Series E, 8.40% to 7/1/2029 then 5 yr. CMT Rate + 4.13%, Perpetual	36,198	949,474
Trinity Capital, Inc.	–	$–
7.88%, 09/30/2029	12,328	313,008
7.88%, 03/30/2029	12,060	304,997
Truist Financial Corporation, Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual (f)	17,841	369,844
Two Harbors Investment Corporation	–	$–
9.38%, 08/15/2030	11,894	309,482
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual (a)	13,063	302,800
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual (a)	26,270	609,464
Series C, 9.57% (3 mo. Term SOFR + 5.27%), Perpetual	24,976	593,430
US Bancorp	–	$–
Series A, 5.60% (3 mo. Term SOFR + 1.28%), Perpetual	1,469	1,225,146
Series B*, 5.18% (3 mo. Term SOFR + 0.86%), Perpetual	103,421	2,130,473
Valley National Bancorp	–	$–
Series A, 8.41% (3 mo. Term SOFR + 4.11%), Perpetual	11,894	300,799
Series B, 8.43% (3 mo. LIBOR US + 3.58%), Perpetual (a)	10,342	260,205
Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	15,514	398,865
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	31,026	764,791
WesBanco, Inc., Series A, 6.75% to 08/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	15,514	396,072
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	31,026	693,121
		99,016,336

Industrials - 0.2%
Babcock & Wilcox Enterprises, Inc.	–	$–
8.13%, 02/28/2026	11,319	223,551
6.50%, 12/31/2026	10,758	170,084
Series A, 7.75%, Perpetual	19,826	193,105
FTAI Aviation Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	10,860	276,061
Triton International Ltd., 8.00%, Perpetual	14,872	375,072
		1,237,873

Information Technology - 0.0%(g)
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	12,804	49,423

Real Estate - 0.1%
City Office REIT, Inc., Series A, 6.63%, Perpetual	10,000	248,300
DiamondRock Hospitality Company, 8.25%, Perpetual	12,307	311,490
Office Properties Income Trust, 6.38%, 06/23/2050	16,654	122,241
		682,031

Utilities - 1.2%
Algonquin Power & Utilities Corporation, Series 19-A, 8.86% (3 mo. LIBOR US + 4.01%), 07/01/2079 (a)	36,198	945,854
Duke Energy Corporation, Series A, 5.75%, Perpetual	103,421	2,572,080
SCE Trust IV, Series J, 5.38% to 09/15/2025 then 3 mo. Term SOFR + 3.39%, Perpetual	33,612	801,646
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	31,026	733,455
Tennessee Valley Authority	–	$–
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	21,552	502,808
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	26,527	633,730
		6,189,573
TOTAL PREFERRED STOCKS (Cost $108,824,464)		115,336,815

SHORT-TERM INVESTMENTS - 4.8%		Value
Investments Purchased with Proceeds from Securities Lending - 2.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(h)	14,055,822	14,055,822

Money Market Funds - 2.0%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.25%(h)	9,672,369	9,672,369
TOTAL SHORT-TERM INVESTMENTS (Cost $23,728,191)		23,728,191

TOTAL INVESTMENTS - 103.3% (Cost $504,682,311)		509,722,097
Liabilities in Excess of Other Assets - (3.3)%		(16,431,921)
TOTAL NET ASSETS - 100.0%		$493,290,176
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $13,756,266.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of July 31, 2025.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

AAM Low Duration Preferred and Income Securities ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$–	370,657,091	–	$370,657,091
Preferred Stocks	115,336,815	–	–	115,336,815
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	14,055,822
Money Market Funds	9,672,369	–	–	9,672,369
Total Investments	$125,009,184	370,657,091	–	$509,722,097

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $14,055,822 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Transactions with Affiliated Securities (Unaudited) Investments in Crescent Capital BDC, Inc.
Value at October 31, 2024	$754,272
Purchases at Cost	557,907
Proceeds from Sales	(1,037,679)
Net Realized Gain (Loss)	10,778
Change in Unrealized Appreciation (Depreciation)	1,796
Value at July 31, 2025	$287,074
Shares Held at July 31, 2025	11,543
Dividend Income	$39,479